                [Transamerica Life Insurance Company Letterhead]

September 11, 2002

VIA EDGAR

____________________________________


Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C.  20549

Re:   Separate Account VA F
      File No. 811- 10411, CIK 0001114800
      Rule 30b2-1 Filing

Commissioners:

As required by Rule 30d-2 under the Investment Company Act of 1940, as amended (the "Act"), Separate Account VA F, a unit investment trust registered under the Act, recently mailed to its contract owners the semi-annual reports for the following underlying management investment companies: AEGON/Transamerica Series Fund, Inc., AIM Variable Insurance Funds, Federated Insurance Series, Liberty Variable Investment Trust, MFS(R) Variable Insurance Trust(SM), Oppenheimer Variable Account Funds, Putnam Variable Trust, Variable Insurance Products Fund and Wanger Advisors Trust. This filing constitutes the filing of those reports as required by Rule 30b2-1 under the Act.

Pursuant to Rule 30d-1 under the Act:

..     On August 26, 2002, AEGON/Transamerica Series Fund, Inc., filed its semi-annual report with the Commission via EDGAR (CIK: 0000778207);

..     On August 16, 2002, AIM Variable Insurance Funds filed its semi-annual report with the Commission via EDGAR (CIK: 0000896435);

..     On August 29, 2002, Federated Insurance Series filed its semi-annual report with the Commission via EDGAR (CIK: 0000912577);

..     On September 4, 2002, Liberty Variable Investment Trust filed its semi-annual report with the Commission via EDGAR (CIK: 0000898445);

..     On August 16 and 19, 2002, MFS(R)Variable Insurance TrustSM filed its semi-annual report with the Commission via EDGAR (CIK: 0000918571);

Securities and Exchange Commission
September 11, 2002
Page 2


..     On August 30, September 3, and September 5, 2002, Oppenheimer Variable
      Account Funds filed its semi-annual report with the Commission via EDGAR (CIK: 0000752737);

..     On August 23, 2002, Putnam Variable Trust filed its semi-annual report with the Commission via EDGAR (CIK: 0000822671);

..     On August 20, 2002, Variable Insurance Products Fund filed its semi-annual report with the Commission via EDGAR (CIK: 0000356494);

..     On August 20, 2002, Variable Insurance Products Fund II filed its semi-annual report with the Commission via EDGAR (CIK: 0000831016); and

..     On August 23, 2002, Wanger Advisors Trust filed its semi-annual report with the Commission via EDGAR (CIK: 0000929521).

To the extent necessary, these filings are incorporated herein by reference.



Very truly yours,

Transamerica Life Insurance Company

/s/ Frank A. Camp

Frank A. Camp
Division General Counsel
Financial Markets Group